Non-Cash Transactions (Details) (USD $)	12 Months Ended			61 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Operating and Financing Activities
From issuance of shares for acquisitions	$ 0	$ 29,144,553	$ 0
From issuance of shares for cashless exercise of options	16,455	1,016,273	1,596,896
From issuance of shares for mineral properties	$ 964,000	$ 0	$ 375,000	$ 15,840,246